FAIR VALUE - Schedule of Financial Assets (Liabilities) Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	$ 232,372	$ 156,925
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	90,678	59,690
Collateralized mortgage obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	115,311	65,133
Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	7,546	7,219
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	18,837	24,883
Assets (liabilities) at fair value on a recurring basis:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(571)	(695)
Assets (liabilities) at fair value on a recurring basis: | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	90,678	59,690
Assets (liabilities) at fair value on a recurring basis: | Collateralized mortgage obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	115,311	65,133
Assets (liabilities) at fair value on a recurring basis: | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	7,546	7,219
Assets (liabilities) at fair value on a recurring basis: | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	18,837	24,883
Assets (liabilities) at fair value on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	0	0
Assets (liabilities) at fair value on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Assets (liabilities) at fair value on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateralized mortgage obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Assets (liabilities) at fair value on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Assets (liabilities) at fair value on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Assets (liabilities) at fair value on a recurring basis: | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(571)	(695)
Assets (liabilities) at fair value on a recurring basis: | Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	90,678	59,690
Assets (liabilities) at fair value on a recurring basis: | Significant Other Observable Inputs (Level 2) | Collateralized mortgage obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	115,311	65,133
Assets (liabilities) at fair value on a recurring basis: | Significant Other Observable Inputs (Level 2) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	7,546	7,219
Assets (liabilities) at fair value on a recurring basis: | Significant Other Observable Inputs (Level 2) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	18,837	24,883
Assets (liabilities) at fair value on a recurring basis: | Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	0	0
Assets (liabilities) at fair value on a recurring basis: | Significant Other Unobservable Inputs (Level 3) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Assets (liabilities) at fair value on a recurring basis: | Significant Other Unobservable Inputs (Level 3) | Collateralized mortgage obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Assets (liabilities) at fair value on a recurring basis: | Significant Other Unobservable Inputs (Level 3) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Assets (liabilities) at fair value on a recurring basis: | Significant Other Unobservable Inputs (Level 3) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Assets at fair value on a nonrecurring basis:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	6,206	6,065
Other real estate owned	2,244	1,692
Assets at fair value on a nonrecurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned	0	0
Assets at fair value on a nonrecurring basis: | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned	0	0
Assets at fair value on a nonrecurring basis: | Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	6,206	6,065
Other real estate owned	$ 2,244	$ 1,692